Intangible Assets Other Than Goodwill (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	$ 61,598	$ 64,756
Accumulated Amortization	(14,610)	(6,647)
Transfer to Vessel Deposits		(3,158)
Net Book Value	46,988	54,951
Purchase Options [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost		3,158
Transfer to Vessel Deposits		(3,158)
Favorable Lease [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	67,417	67,417
Accumulated Amortization	(16,184)	(7,538)
Net Book Value	51,233	59,879
Total Intangible Assets [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	67,417	70,575
Accumulated Amortization	(16,184)	(7,538)
Transfer to Vessel Deposits		(3,158)
Net Book Value	51,233	59,879
Unfavorable Lease Terms [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	(5,819)	(5,819)
Accumulated Amortization	1,574	891
Net Book Value	$ (4,245)	$ (4,928)